Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Accounts payable	$ 1,186	$ 1,020
Property, plant, and equipment payables	1,649	577
Salaries, wages, and benefits	289	321
Related party payables	273	338
Customer advances	132	15
Income and other taxes	41	85
Other	309	255
Total accounts payable and accrued expenses	3,879	2,611
Non-Volatile Memory | Intel | Trade Sales
Customer advances	108
Non-Volatile Memory | Other noncurrent liabilities | Intel | Trade Sales
Other Liabilities, Noncurrent [Abstract]
Noncurrent customer advances	107
Inotera | DRAM
Related party payables	266	327
Tera Probe
Related party payables	$ 7	$ 11